Note 42 Other operating expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating expense [Line Items]
Change in inventories	€ 151	€ 124	€ 107
Contribution To Guaranteed Banks Deposits Funds	829	800	746
Hiperinflation Adjustments other operating expense	585	348	538
Other operating expense	475	390	551
Miscellaneous other operating expense	€ 2,041	€ 1,662	€ 1,943